Intangible Assets, Net	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net
Intangible Assets, Net

5. Intangible Assets, Net

	As of December 31,		Weighted Average Remaining Amortization Period in Years
	2016	2017
	$	$
Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement with SINA	106,790,000	106,790,000	6.25
License agreements with SINA	80,660,000	80,660,000	6.25
Exclusive rights with Baidu	50,639,152	—	—
Customer relationship	10,269,891	10,512,212	1.75
Database license	8,300,000	8,300,000	0.25
Non-compete agreements	1,489,800	—	—
Computer software licenses	1,056,540	6,422,913	2.33

	259,205,383	212,685,125	5.93

Less: Accumulated amortization
Advertising agency agreement	63,396,382	69,451,305
License agreements with SINA	48,384,797	52,888,314
Exclusive rights with Baidu	50,639,152	—
Customer relationship	8,975,366	9,798,432
Database license	7,079,413	8,055,884
Non-compete agreements	1,489,800	—
Computer software licenses	866,857	1,860,044

Intangible assets subject to amortization, net	78,373,616	70,631,146

Total intangible assets, net	78,373,616	70,631,146

The advertising agency agreement and license agreements with SINA were recognized in connection with the Group’s acquisition of China Online Housing Technology Corporation (“COHT”) in 2009, and provide the Group with exclusive rights to operate SINA’s real estate and home furnishing related channels and the exclusive right to sell advertising relating to real estate, home furnishing and construction materials on these channels as well as SINA’s other websites through 2019. If the Group sells advertising on SINA’s websites other than the above channels, it will pay SINA fees of approximately 15% of the revenues generated from these sales. The acquisition cost was recognized as an intangible asset and amortized over the term of the agreement. In March 2014, the advertising agency agreement and license agreements were extended by five years to 2024 for no additional consideration. All other terms of the agreements remain the same.

Amortization expenses were $26,653,571, $12,426,950 and $13,465,713 for the years ended December 31, 2015, 2016 and 2017, respectively. The Group expects to record amortization expenses of $13,239,872, $12,716,484, $11,239,323, $10,558,498 and $10,558,498 for the years ending December 31, 2018, 2019, 2020, 2021 and 2022, respectively.